Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Costs of revenues	$9,257	$10,128	$11,859
Sales and marketing	20,790	21,942	24,499
Product development	29,163	30,830	38,991
General and administrative	32,177	32,169	46,522
	$91,387	$95,069	$121,871

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2017	3,346
Granted*	(673)
Cancelled/forfeited	320
Expired	(85)
December 31, 2017	2,908
Granted*	(2,456)
Cancelled/forfeited	128
Expired	(13)
December 31, 2018	567
Authorized	3,478
Granted*	(1,354)
Cancelled/forfeited	261
Expired	—
December 31, 2019	2,952

*  In 2017, 2018 and 2019, 385,000, 1,404,000 and 1,019,000 restricted shares units, or 673,000, 2,456,000 and 1,354,000 equivalent option shares, respectively, were granted.

Summary of option activities under the Company' stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2017	234	$38.41	3.63	$5,226
Exercised	(26)	$35.69
Cancelled/expired/forfeited	(18)	$37.61
December 31, 2017	190	$38.86	2.56	$11,693
Exercised	(34)	$43.85
Cancelled/expired/forfeited	(1)	$35.69
December 31, 2018	155	$37.75	1.93	$2,467
Exercised	—	$35.69
Cancelled/expired/forfeited	—	$—
December 31, 2019	155	$37.75	0.93	$338

Vested and expected to vest as of December 31, 2018	155	$37.75	1.93	$2,467
Exercisable as of December 31, 2018	153	$37.77	1.93	$2,435
Vested and expected to vest as of December 31, 2019	155	$37.75	0.93	$338
Exercisable as of December 31, 2019	155	$37.75	0.93	$338

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2018
$35.69 - $35.69	31	$35.69	29	$35.69	2.04
$38.27 - $38.27	124	$38.27	124	$38.27	1.90
	155	$37.75	153	$37.77	1.93

As of December 31, 2019
$35.69 - $35.69	31	$35.69	31	$35.69	1.04
$38.27 - $38.27	124	$38.27	124	$38.27	0.90
	155	$37.75	155	$37.75	0.93

Weibo
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Cost of revenues	$3,716	$3,522	$5,251
Sales and marketing	8,264	6,837	9,828
Product development	21,879	21,187	28,628
General and administrative	14,178	9,465	17,582
	$48,037	$41,011	$61,289

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2017	18,878
Granted	(736)
Cancelled/expired/forfeited	398
December 31, 2017	18,540
Granted	(1,597)
Cancelled/expired/forfeited	350
December 31, 2018	17,293
Granted	(2,411)
Cancelled/expired/forfeited	222
December 31, 2019	15,104

Summary of option activities under the Company' stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2017	2,587	$1.41	1.6	$101,403
Exercise	(2,122)	$1.04
Cancelled/expired/forfeited	(28)	$0.68
December 31, 2017	437	$3.24	2.0	$43,800
Exercise	(248)	$3.14
Cancelled/expired/forfeited	(5)	$1.16
December 31, 2018	184	$3.45	1.5	$10,089
Exercise	(95)	$3.41
Cancelled/expired/forfeited	—	$—
December 31, 2019	89	$3.49	0.7	$3,799

Vested and expected to vest as of December 31, 2018	184	$3.45	1.5	$10,089
Exercisable as of December 31, 2018	184	$3.45	1.5	$10,089
Vested and expected to vest as of December 31, 2019	89	$3.49	0.7	$3,799
Exercisable as of December 31, 2019	89	$3.49	0.7	$3,799

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2018
$ 3.25 - $3.36	32	$3.30	32	$3.30	0.8
$ 3.43 - $3.50	152	$3.48	152	$3.48	1.7
	184	$3.45	184	$3.45	1.5

As of December 31, 2019
$ 3.43 - $3.50	89	$3.49	89	$3.49	0.7
	89	$3.49	89	$3.49	0.7

Service-based restricted share units
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2017	2,405	$45.47
Awarded*	365	$75.05
Vested	(905)	$45.45
Cancelled/forfeited	(165)	$44.57
December 31, 2017	1,700	$51.92
Awarded*	1,383	$77.67
Vested	(874)	$48.44
Cancelled/forfeited	(64)	$57.78
December 31, 2018	2,145	$69.76
Awarded*	999	$46.61
Vested	(900)	$63.56
Cancelled/forfeited	(145)	$72.33
December 31, 2019	2,099	$61.23

*   20,000, 25,000 and 25,000 RSUs were granted to non-employee directors in 2017, 2018 and 2019, respectively.

Service-based restricted share units | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
As at January 1, 2017	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled/forfeited	(366)	$17.72
As at December 31, 2017	3,267	$25.45
Awarded	1,406	$68.18
Vested	(1,757)	$21.59
Cancelled/forfeited	(160)	$44.00
As at December 31, 2018	2,756	$48.62
Awarded	2,313	$45.49
Vested	(1,374)	$37.60
Cancelled/forfeited	(183)	$48.48
As at December 31, 2019	3,512	$50.89

Performance-based RSU
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2017	18	$47.47
Awarded	19	$65.18
Vested	(15)	$47.47
Cancelled/forfeited	(8)	$58.51
December 31, 2017	14	$65.18
Awarded	21	$102.88
Vested	(12)	$65.18
Cancelled/forfeited	(11)	$98.10
December 31, 2018	12	$101.86
Awarded	21	$67.35
Vested	(7)	$102.69
Cancelled/forfeited	(15)	$78.72
December 31, 2019	11	$67.35

Performance-based RSU | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2017	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled/forfeited	(32)	$46.42
December 31, 2017	129	$50.32
Awarded	191	$86.63
Vested	(126)	$50.32
Cancelled/forfeited	(190)	$86.90
December 31, 2018	4	$87.14
Awarded	98	$64.33
Vested	(4)	$87.14
Cancelled/forfeited	(39)	$69.14
December 31, 2019	59	$61.17